UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Item 1.	Reports to Stockholders

Fidelity® International High Dividend ETF

Fidelity® International Value Factor ETF

Fidelity® Targeted Emerging Markets Factor ETF

Fidelity® Targeted International Factor ETF

Annual Report

October 31, 2019

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2019 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3	Annual Report

Market Recap

The MSCI ACWI (All Country World Index) ex USA Index gained 11.47% for the 12 months ending October 31, 2019, as international stocks reflected a confluence of factors, including escalating trade tension, and moderating but still positive global economic growth. Currency fluctuations were largely modest and varied by region, muting the overall impact on international equity returns. In late December, the U.S. Federal Reserve shifted from raising interest rates to a more dovish policy in 2019, joining many foreign central banks. In June, international stocks rose 6.03%, as policy stimulus in China stabilized that country’s economic growth. The Fed cut its policy rate in July for the first time since 2008. However, the index returned -1.21% for the month, followed by -3.08% in August. In September, the Fed cut its policy rate another quarter point, citing concerns about slowing economic growth and muted inflation, and did the same in October, leading to monthly gains of 2.59% and 3.49%, respectively. For the full 12 months, the growth-oriented information technology sector (+22%) led the way, followed by utilities (+20%) and real estate (+18%), two high-dividend-yielding categories. Conversely, energy was roughly flat, while materials (+6%) and communication services (7%) also lagged. By region, Asia Pacific ex Japan (+16%), Europe ex U.K (+13%), Canada (+12%) and emerging markets (+12%) fared best. Meanwhile, the U.K. (+7%) and Japan (+10%) trailed the broader market.

Annual Report	4

Fidelity® International High Dividend ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® International High Dividend ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended October 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity International High Dividend ETF – NAVA	6.84%	-5.52%
Fidelity International High Dividend ETF – Market PriceB	6.43%	-6.41%
Fidelity International High Dividend IndexA	7.28%	-5.10%
MSCI World ex USA IndexA	11.35%	-1.73%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® International High Dividend ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From January 16, 2018.

B	From January 18, 2018, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity International High Dividend ETF – NAV on January 16, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International High Dividend Index and the MSCI World ex USA Index performed over the same period.

5	Annual Report

Fidelity® International High Dividend ETF

Management’s Discussion of Fund Performance

For the fiscal year ending October 31, 2019, the exchange-traded fund’s (ETF) net asset value rose 6.84% and its market price gained 6.43%. This compares with an increase of 7.28% for the Fidelity International High Dividend Index, designed to reflect the performance of large and mid-capitalization developed international high dividend-paying stocks that are expected to continue to pay and grow their dividends. Ten of the eleven sectors in the index advanced over the 12 months, led by communication services and health care, which each rose about 14%. Among individual stocks, several Japanese equities contributed, led by homebuilder Sekisui House (+54%), auto makerToyota Motor (+23%) and Nippon Telegraph and Telephone (+24%). In the utilities sector, U.K.-based SSE (+25%) and France’s Engie (+20%) performed strongly. In contrast, shares of U.K.-based energy services company Centrica returned -41%; in July, the company announced weak profits, a dividend cut and the departure of its chief executive. Elsewhere, holding shares of Japanese automaker Nissan Motor (-26%) detracted, largely because the company reduced its dividend and announced weaker-than-expected earnings in May. Other notable detractors included Hong Kong’s Bank of East Asia (-29%) and Japanese electric utility Kansai Electric Power (-16%).

Note to Shareholders: On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report	6

Fidelity® International High Dividend ETF

Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2019

*	Includes Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable

Top Ten Stocks as of October 31, 2019

% of fund’s net assets
SSE PLC	3.2
Toyota Motor Corp.	2.9
Vodafone Group PLC	2.5
Royal Dutch Shell PLC Class B	2.5
Nippon Telegraph & Telephone Corp.	2.3
NTT DOCOMO, Inc.	2.3
WPP PLC	2.2
AGL Energy Ltd.	2.2
Sekisui House Ltd.	2.2
Wesfarmers Ltd.	2.0

24.3

Top Market Sectors as of October 31, 2019

% of fund’s net assets
Financials	27.8
Consumer Discretionary	19.5
Energy	13.2
Communication Services	11.0
Utilities	8.7
Industrials	8.0
Consumer Staples	6.1
Health Care	4.0
Materials	1.0

Asset Allocation as of October 31, 2019

% of funds’s net assets
Stocks and Equity Futures	100.0%
Short-Term Investments and Net Other Assets (Liabilities)	0.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

7	Annual Report

Fidelity® International Value Factor ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® International Value Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended October 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity International Value Factor ETF – NAVA	9.04%	-3.82%
Fidelity International Value Factor ETF – Market PriceB	8.51%	-4.73%
Fidelity International Value Factor IndexA	9.55%	-3.38%
MSCI World ex USA IndexA	11.35%	-1.73%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® International Value Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From January 16, 2018.

B	From January 18, 2018, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity International Value Factor ETF – NAV on January 16, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity International Value Factor Index and the MSCI World ex USA Index performed over the same period.

Annual Report	8

Fidelity® International Value Factor ETF

Management’s Discussion of Fund Performance

For the fiscal year ending October 31, 2019, the exchange-traded fund’s (ETF) net asset value rose 9.04% and its market price gained 8.51%. This compares with an increase of 9.55% for the Fidelity International Value Factor Index, designed to reflect the performance of large and mid-capitalization developed international stocks with attractive valuations. Eight of the 11 sectors in the Fidelity index gained in value over the 12 months, led by utilities (+29%) and information technology (+26%). The energy sector (-10%) performed the worst. Individually, Air Canada (+88%) contributed strongly in absolute terms, reflecting the firm’s favorable financial results. Generally rising iron ore prices helped boost shares of Australian mining company Fortescue Metals (+57%). Nestle (+29%) also contributed, as the Swiss packaged-foods giant reported healthy sales. In contrast, the biggest individual detractor was German media company ProSiebenSat.1 Media (-43%), whose shares were pressured due to the company’s management difficulties and ongoing competitive challenges. Japanese steel manufacturer Nippon Steel (-24%) suffered after management lowered the company’s full-year profit and production forecast.

Note to Shareholders: On March 22, 2019, Pat Waddell retired and is no longer a portfolio manager with Geode Capital Management.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

9	Annual Report

Fidelity® International Value Factor ETF

Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2019

*	Includes Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable

Top Ten Stocks as of October 31, 2019

% of fund’s net assets
Nestle S.A.	2.4
Royal Dutch Shell PLC Class B	1.7
Roche Holding AG	1.7
Novartis AG	1.7
SAP SE	1.7
Daiwa House Industry Co. Ltd.	1.4
Allianz SE	1.4
Sony Corp.	1.4
Astellas Pharma, Inc.	1.4
Mitsubishi UFJ Financial Group, Inc.	1.4

16.2

Top Market Sectors as of October 31, 2019

% of fund’s net assets
Financials	20.7
Industrials	15.0
Consumer Staples	11.8
Health Care	11.2
Consumer Discretionary	9.6
Materials	6.6
Information Technology	6.0
Energy	5.8
Communication Services	5.2
Utilities	3.8
Real Estate	3.5

Asset Allocation as of October 31, 2019

% of funds’s net assets
Stocks and Equity Futures	99.9%
Net Other Assets (Liabilities)	0.1%

Annual Report	10

Fidelity® Targeted Emerging Markets Factor ETF

Performance (Unaudited)

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Targeted Emerging Markets Factor ETF will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Targeted Emerging Markets Factor ETF – NAV on February 26, 2019, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Targeted Emerging Markets Factor Index and the MSCI Emerging Markets Index performed over the same period.

11	Annual Report

Fidelity® Targeted Emerging Markets Factor ETF

Management’s Discussion of Fund Performance

From its inception date on February 26, 2019, through the end of its fiscal year on October 31, 2019, the exchange-traded fund’s (ETF) net asset value rose 0.66% and its market price gained 1.10%. This compares with an increase of 1.53% for the Fidelity Targeted Emerging Markets Factor Index, designed to reflect the performance of stocks of large and mid-capitalization emerging markets companies with attractive valuations, high quality profiles, positive momentum signals, lower volatility than the broader emerging markets equity market, and lower correlation to the U.S. equity market. Among individual fund positions, Sino Biopharmaceutical (+69%) contributed to performance; this Hong Kong-listed pharmaceutical company benefited from strong sales growth and a large pipeline of new drugs. Semiconductor foundry Taiwan Semiconductor Manufacturing (+30%) also contributed, as this company reported better-than-expected quarterly financial results. Other notable contributors included Chinese sportswear company Anta Sports Products (+71%) and Hong Kong-based apparel company Bosideng International Holdings (+60%). In contrast, China-based Baidu (-40%) struggled, as the company anticipated continued challenges for its core online search-advertising business. Shares of MedyTox, South Korea’s leading maker of the widely used cosmetic product Medytoxin, fell after the company faced a product recall. Other detractors included Korean information technology services company SK Holdings (-35%) and Hong Kong-based China Resources Pharmaceutical Group (-31%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report	12

Fidelity® Targeted Emerging Markets Factor ETF

Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2019

*	Includes Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable

Top Ten Stocks as of October 31, 2019

% of fund’s net assets
Alibaba Group Holding Ltd. ADR	4.1
Samsung Electronics Co. Ltd.	3.4
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5
China Construction Bank Corp. Class H	1.4
Sino Biopharmaceutical Ltd.	1.4
China Resources Gas Group Ltd.	1.3
HDFC Bank Ltd.	1.3
Inter RAO UES PJSC	1.2
Petronas Gas Bhd	1.2
Cia de Transmissao de Energia Eletrica Paulista	1.2

19.0

Top Market Sectors as of October 31, 2019

% of fund’s net assets
Financials	21.2
Consumer Discretionary	18.8
Information Technology	10.9
Consumer Staples	10.5
Industrials	10.3
Communication Services	7.4
Utilities	7.2
Health Care	7.2
Energy	3.4
Materials	2.5

Asset Allocation as of October 31, 2019

% of funds’s net assets
Stocks and Equity Futures	99.9%
Net Other Assets (Liabilities)	0.1%

13	Annual Report

Fidelity® Targeted International Factor ETF

Performance (Unaudited)

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® Targeted International Factor ETF will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Targeted International Factor ETF – NAV on February 26, 2019, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Targeted International Factor Index and the MSCI World ex USA Index performed over the same period.

Annual Report	14

Fidelity® Targeted International Factor ETF

Management’s Discussion of Fund Performance

From its inception date on February 26, 2019, through the end of its fiscal year on October 31, 2019, the exchange-traded fund’s (ETF) net asset value rose 6.72% and its market price gained 7.04%. This compares with an increase of 7.29% for the Fidelity Targeted International Factor Index, designed to reflect the performance of stocks of large and mid-capitalization developed international companies with attractive valuations, high quality profiles, positive momentum signals, lower volatility than the broader developed international equity market, and lower correlation to the U.S. equity market. Among individual fund positions, Nestle (+21%) contributed, as the Swiss packaged-foods giant reported favorable sales growth. Japanese video game publisher Bandai Namco Holdings (+49%) saw a sharp gain in July after the stock was added to Japan’s Nikkei 225 Stock Average. Other contributors included Italian electric utility Enel (+30%); Oriental Land Company (+36%), a Japanese tourism company; and Japanese retail holding company Fast Retailing (+32%). On the negative side, Japanese retail company Ryohin Keikaku (-28%) struggled, as the company issued a weaker-than-expected financial forecast. Several large property owners in Hong Kong, including Hong Kong Land Holdings (-20%) and Swire Pacific (-18%) posted weak returns, partly due to strengthening political protests on the island. Other notable detractors included Japanese convenience store operator Seven & I Holdings (-22%) and electric utility Tokyo Electric Power (-26%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization, or Geode Capital Management, LLC, (the ETF’s subadviser) or any other person in the Geode organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity and Geode disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

15	Annual Report

Fidelity® Targeted International Factor ETF

Investment Summary (Unaudited)

Geographic Diversification as of October 31, 2019

*	Includes Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable

Top Ten Stocks as of October 31, 2019

% of fund’s net assets
Nestle S.A.	2.4
Enel SpA	1.3
Vonovia SE	1.2
Nippon Building Fund, Inc.	1.1
Air Liquide S.A.	1.1
Japan Prime Realty Investment Corp.	1.1
Asahi Kasei Corp.	1.1
KDDI Corp.	1.0
Canadian Apartment Properties REIT	1.0
LEG Immobilien AG	1.0

12.3

Top Market Sectors as of October 31, 2019

% of fund’s net assets
Financials	16.2
Consumer Staples	16.1
Materials	11.8
Industrials	10.8
Communication Services	8.8
Consumer Discretionary	7.9
Utilities	7.8
Real Estate	7.2
Health Care	6.6
Energy	4.0
Information Technology	2.3

Asset Allocation as of October 31, 2019

% of funds’s net assets
Stocks	99.5%
Net Other Assets (Liabilities)	0.5%

Annual Report	16

Fidelity® International High Dividend ETF

Schedule of Investments October 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.3%

	Shares	Value
AUSTRALIA – 8.2%
AGL Energy Ltd.	71,156	$970,236
Alumina Ltd.	39,928	62,480
Coca-Cola Amatil Ltd.	20,024	140,106
National Australia Bank Ltd.	35,345	697,085
Sonic Healthcare Ltd.	7,294	143,503
Wesfarmers Ltd.	31,965	876,114
Westpac Banking Corp.	36,592	711,589

TOTAL AUSTRALIA		3,601,113

BELGIUM – 0.4%
Anheuser-Busch InBev S.A.	1,956	157,157

TOTAL BELGIUM		157,157

BERMUDA – 0.4%
Jardine Matheson Holdings Ltd.	3,092	176,615

TOTAL BERMUDA		176,615

CANADA – 9.2%
CI Financial Corp.	35,015	509,633
Enbridge, Inc.	23,808	867,109
Great-West Lifeco, Inc.	22,436	545,612
Inter Pipeline Ltd.	42,255	709,329
Nutrien Ltd.	1,130	54,059
Power Financial Corp.	23,396	547,109
SNC-Lavalin Group, Inc.	8,986	162,445
The Bank of Nova Scotia	11,789	676,138

TOTAL CANADA		4,071,434

DENMARK – 2.7%
Danske Bank A/S	27,021	385,542
Pandora A/S	16,213	797,241

TOTAL DENMARK		1,182,783

FINLAND – 1.4%
Nordea Bank Abp	1,477	10,800
Orion Oyj Class B	1,536	68,079
Sampo Oyj Class A	11,405	467,332
UPM-Kymmene Oyj	1,677	54,502

TOTAL FINLAND		600,713

FRANCE – 8.7%
BNP Paribas S.A.	13,384	698,741
Bouygues S.A.	6,811	288,660
Cie de Saint-Gobain	7,500	305,062
Cie Generale des Etablissements Michelin SCA	6,524	793,835
Sanofi	1,721	158,583
TOTAL S.A.	15,324	805,577

	Shares	Value
Valeo S.A.	21,494	$799,235

TOTAL FRANCE		3,849,693

GERMANY – 3.3%
BASF SE	1,049	79,826
Bayer AG	1,640	127,268
Covestro AG (a)	945	45,373
Daimler AG	14,686	858,439
Deutsche Post AG	9,549	338,137

TOTAL GERMANY		1,449,043

HONG KONG – 0.8%
The Bank of East Asia Ltd.	153,001	369,032

TOTAL HONG KONG		369,032

ITALY – 3.1%
Atlantia SpA	9,915	244,829
Eni SpA	33,446	506,192
Intesa Sanpaolo SpA	247,244	619,337

TOTAL ITALY		1,370,358

JAPAN – 23.6%
Daiwa Securities Group, Inc.	92,800	420,818
ITOCHU Corp.	13,681	287,708
Japan Tobacco, Inc.	6,900	156,926
JFE Holdings, Inc.	4,600	58,229
JXTG Holdings, Inc.	121,400	572,656
Lawson, Inc.	2,400	132,901
Marubeni Corp.	30,000	212,742
Mitsubishi Corp.	9,700	248,271
Mitsubishi Tanabe Pharma Corp.	9,000	108,510
Mitsui & Co. Ltd.	15,700	271,504
Nippon Telegraph & Telephone Corp.	20,300	1,010,582
Nissan Motor Co. Ltd.	82,500	526,674
NTT DOCOMO, Inc.	36,600	1,008,288
ORIX Corp.	32,900	519,899
Sekisui House Ltd.	44,500	965,080
Subaru Corp.	29,100	841,553
Sumitomo Corp.	15,400	251,414
Sumitomo Mitsui Financial Group, Inc.	15,904	571,419
Takeda Pharmaceutical Co. Ltd.	4,930	179,323
The Kansai Electric Power Co., Inc.	65,100	762,283
Toyota Motor Corp.	18,167	1,268,780

TOTAL JAPAN		10,375,560

JERSEY – 2.3%
Glencore PLC	12,432	37,465
WPP PLC	78,428	978,532

TOTAL JERSEY		1,015,997

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Fidelity® International High Dividend ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
NETHERLANDS – 3.1%
ABN AMRO Bank N.V. (a)	19,965	$371,635
ING Groep N.V.	50,715	572,864
Randstad N.V.	4,701	260,264
Unilever N.V.	3,099	183,012

TOTAL NETHERLANDS		1,387,775

NORWAY – 2.2%
Mowi ASA	3,576	87,182
Telenor ASA	46,788	875,862

TOTAL NORWAY		963,044

PORTUGAL – 0.2%
Jeronimo Martins SGPS S.A.	5,094	85,476

TOTAL PORTUGAL		85,476

SINGAPORE – 3.4%
DBS Group Holdings Ltd.	33,100	632,585
Singapore Telecommunications Ltd.	347,100	841,949
Singapore Telecommunications Ltd.	600	1,456

TOTAL SINGAPORE		1,475,990

SPAIN – 2.4%
Banco Santander S.A.	145,559	583,457
Repsol S.A.	29,323	480,748

TOTAL SPAIN		1,064,205

SWEDEN – 1.6%
Skanska AB Class B	11,789	250,902
Svenska Handelsbanken AB Class A	46,936	469,861

TOTAL SWEDEN		720,763

SWITZERLAND – 2.3%
Alcon, Inc. (b)	645	38,092
Nestle S.A.	3,956	422,348
Novartis AG	3,167	276,378
Roche Holding AG	933	280,704

TOTAL SWITZERLAND		1,017,522

UNITED KINGDOM – 20.0%
AstraZeneca PLC	2,013	195,592
Aviva PLC	93,927	505,167

	Shares	Value
BP PLC	123,700	$784,029
Centrica PLC	728,358	684,588
GlaxoSmithKline PLC	7,885	180,642
HSBC Holdings PLC	113,204	854,904
Imperial Brands PLC	3,694	80,982
Persimmon PLC	26,283	775,220
Reckitt Benckiser Group PLC	1,925	148,715
Rio Tinto PLC	910	47,316
Royal Dutch Shell PLC Class B	38,257	1,099,157
Royal Mail PLC	59,459	162,975
SSE PLC	85,902	1,428,191
Standard Life Aberdeen PLC	138,997	546,451
Unilever PLC	2,967	177,657
Vodafone Group PLC	546,367	1,113,977

TOTAL UNITED KINGDOM		8,785,563

TOTAL COMMON STOCKS (Cost $44,247,974)		43,719,836

Money Market Fund – 0.0%

Fidelity Cash Central Fund, 1.83% (c) (Cost $9,676)	9,674	9,676

TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $44,257,650)		43,729,512

NET OTHER ASSETS (LIABILITIES) – 0.7%		292,807

NET ASSETS – 100.0%		$44,022,319

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $417,008 or 0.9% of net assets.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

See accompanying notes which are an integral part of the financial statements.

Annual Report	18

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts	3	December 2019	$293,580	$6,920	$6,920

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$836

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$5,830,646	$5,830,646	$—	$—

Consumer Discretionary	8,502,171	8,502,171	—	—

Consumer Staples	1,772,462	1,772,462	—	—

Energy	5,824,797	5,824,797	—	—

Financials	12,287,010	12,287,010	—	—

Health Care	1,756,674	1,756,674	—	—

Industrials	3,461,528	3,461,528	—	—

Materials	439,250	439,250	—	—

Utilities	3,845,298	3,845,298	—	—

Money Market Fund	9,676	9,676	—	—

Total Investments in Securities:	$43,729,512	$43,729,512	$—	$—

Derivative Instruments:
Assets

Futures Contracts	$6,920	$6,920	$—	$—

Total Assets	$6,920	$6,920	—	$—

Total Derivative Instruments:	$6,920	$6,920	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$6,920	$0

Total Equity Risk	6,920	0

Total Value of Derivatives	$6,920	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Fidelity® International Value Factor ETF

Schedule of Investments October 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.2%

	Shares	Value
AUSTRALIA – 5.9%
AGL Energy Ltd.	7,543	$102,851
Australia & New Zealand Banking Group Ltd.	8,574	158,046
BHP Group Ltd.	5,287	131,023
CSL Ltd.	620	109,427
Macquarie Group Ltd.	1,588	146,601
Wesfarmers Ltd.	4,507	123,530

TOTAL AUSTRALIA		771,478

BERMUDA – 1.1%
Hongkong Land Holdings Ltd.	6,864	37,752
Jardine Matheson Holdings Ltd.	1,823	104,130

TOTAL BERMUDA		141,882

CANADA – 7.5%
Air Canada (a)	4,278	152,333
Canadian Natural Resources Ltd.	3,933	99,169
Fairfax Financial Holdings Ltd.	231	97,865
Manulife Financial Corp.	7,151	133,182
Open Text Corp.	1,293	52,246
Power Corp. of Canada	4,846	112,145
Sun Life Financial, Inc.	2,836	127,234
Suncor Energy, Inc.	3,719	110,573
Teck Resources Ltd. Class B	6,734	106,447

TOTAL CANADA		991,194

CAYMAN ISLANDS – 0.7%
CK Asset Holdings Ltd.	13,000	90,748

TOTAL CAYMAN ISLANDS		90,748

DENMARK – 2.2%
Novo Nordisk A/S. Class B	2,213	120,861
Pandora A/S	3,421	168,221

TOTAL DENMARK		289,082

FRANCE – 9.4%
Capgemini SE	910	102,456
Cie de Saint-Gobain	3,563	144,925
Danone S.A.	1,024	84,924
Peugeot S.A.	5,033	127,422
Publicis Groupe S.A.	1,956	84,098
Renault S.A.	2,105	107,431
Sanofi	1,367	125,964
Schneider Electric SE	1,798	166,962
Societe Generale S.A.	5,417	153,758

TOTAL S.A.	2,729	143,463

TOTAL FRANCE		1,241,403

	Shares	Value
GERMANY – 7.8%
Allianz SE	758	$185,142
Bayer AG	1,338	103,832
Deutsche Lufthansa AG	9,004	156,105
E.ON SE	10,341	104,227
Fresenius Medical Care AG & Co. KGaA	768	55,573
Fresenius SE & Co. KGaA	1,158	60,863
SAP SE	1,661	220,078
Vonovia SE	2,606	138,668

TOTAL GERMANY		1,024,488

HONG KONG – 1.7%
AIA Group Ltd.	15,000	150,173
Hong Kong Exchanges & Clearing Ltd.	2,532	79,166

TOTAL HONG KONG		229,339

ITALY – 2.6%
Enel SpA	18,159	140,554
Eni SpA	4,448	67,319
UniCredit SpA	10,195	129,259

TOTAL ITALY		337,132

JAPAN – 24.7%
Astellas Pharma, Inc.	10,500	180,704
Brother Industries Ltd.	5,400	102,760
Chubu Electric Power Co., Inc.	3,700	55,694
Daiwa House Industry Co. Ltd.	5,500	190,226
Fujitsu Ltd.	1,300	115,819
Hitachi Ltd.	3,300	124,342
Honda Motor Co. Ltd.	6,000	163,460
ITOCHU Corp.	6,900	145,105
Japan Tobacco, Inc.	5,400	122,811
JXTG Holdings, Inc.	14,700	69,341
KDDI Corp.	4,800	133,301
Marubeni Corp.	18,300	129,773
Mazda Motor Corp.	11,900	110,746
Medipal Holdings Corp.	5,900	135,603
Mitsubishi Corp.	5,400	138,213
Mitsubishi UFJ Financial Group, Inc.	33,900	178,870
Mitsui & Co. Ltd.	8,200	141,805
Nikon Corp.	8,600	110,695
Nippon Telegraph & Telephone Corp.	2,500	124,456
ORIX Corp.	9,000	142,222
Seven & i Holdings Co. Ltd.	3,700	140,476
Showa Denko KK	5,800	165,154
Sony Corp.	3,000	184,045
Sumitomo Corp.	8,400	137,135

TOTAL JAPAN		3,242,756

See accompanying notes which are an integral part of the financial statements.

Annual Report	20

Common Stocks – continued

	Shares	Value
JERSEY – 0.9%
Glencore PLC	39,303	$118,445

TOTAL JERSEY		118,445

LUXEMBOURG – 0.7%
ArcelorMittal	6,356	93,786

TOTAL LUXEMBOURG		93,786

NETHERLANDS – 6.0%
Aegon N.V.	21,470	92,813
Fiat Chrysler Automobiles N.V.	10,711	166,383
Heineken Holding N.V.	562	53,529
ING Groep N.V.	12,263	138,520
Koninklijke Ahold Delhaize N.V.	3,186	79,328
Randstad N.V.	2,507	138,796
Unilever N.V.	2,085	123,130

TOTAL NETHERLANDS		792,499

NORWAY – 0.4%
Equinor ASA	3,181	58,839

TOTAL NORWAY		58,839

SINGAPORE – 1.4%
Singapore Telecommunications Ltd.	30,100	73,013
Wilmar International Ltd.	39,900	109,982

TOTAL SINGAPORE		182,995

SPAIN – 0.9%
Telefonica S.A.	15,174	116,350

TOTAL SPAIN		116,350

SWEDEN – 1.4%
Essity AB Class B	2,086	65,092
Volvo AB Class B	7,720	115,452

TOTAL SWEDEN		180,544

SWITZERLAND – 8.9%
Adecco Group AG	2,330	138,123

	Shares	Value
Credit Suisse Group AG	9,939	$123,218
Nestle S.A.	2,977	317,828
Novartis AG	2,524	220,265
Roche Holding AG	749	225,345
UBS Group AG	12,071	142,429

TOTAL SWITZERLAND		1,167,208

UNITED KINGDOM – 15.0%
Aviva PLC	27,414	147,441
Barclays PLC	74,896	162,794
BHP Group PLC	5,638	119,393
British American Tobacco PLC	3,591	125,686
Carnival PLC	3,234	129,529
Centrica PLC	101,725	95,612
GlaxoSmithKline PLC	6,213	142,337
J Sainsbury PLC	29,881	78,767
Legal & General Group PLC	40,906	139,728
Micro Focus International PLC	4,997	68,612
RELX PLC	5,345	128,641
Rio Tinto PLC	2,568	133,524
Royal Dutch Shell PLC Class B	7,907	227,175
Unilever PLC	2,061	123,408
Vodafone Group PLC	70,263	143,258

TOTAL UNITED KINGDOM		1,965,905

TOTAL COMMON STOCKS (Cost $13,348,331)		13,036,073

TOTAL INVESTMENT IN SECURITIES – 99.2% (Cost $13,348,331)		13,036,073

NET OTHER ASSETS (LIABILITIES) – 0.8%		99,290

NET ASSETS – 100.0%		$13,135,363

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts	1	December 2019	$97,860	$1,886	$1,886

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Fidelity® International Value Factor ETF

Schedule of Investments – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$58

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$674,476	$674,476	$—	$—

Consumer Discretionary	1,391,462	1,391,462	—	—

Consumer Staples	1,424,961	1,424,961	—	—

Energy	775,879	775,879	—	—

Financials	2,740,606	2,740,606	—	—

Health Care	1,480,774	1,480,774	—	—

Industrials	1,937,498	1,937,498	—	—

Information Technology	786,313	786,313	—	—

Materials	867,772	867,772	—	—

Real Estate	457,394	457,394	—	—

Utilities	498,938	498,938	—	—

Total Investments in Securities:	$13,036,073	$13,036,073	$—	$—

Derivative Instruments:
Assets

Futures Contracts	$1,886	$1,886	$—	$—

Total Assets	$1,886	$1,886	—	$—

Total Derivative Instruments:	$1,886	$1,886	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$1,886	$0

Total Equity Risk	1,886	0

Total Value of Derivatives	$1,886	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Annual Report	22

Fidelity® Targeted Emerging Markets Factor ETF

Schedule of Investments October 31, 2019

Showing Percentage of Net Assets

Common Stocks – 97.1%

	Shares	Value
BERMUDA – 2.0%
China Resources Gas Group Ltd.	22,000	$132,798
Cosan Ltd. Class A (a)	1,623	27,299
Credicorp Ltd.	171	36,601

TOTAL BERMUDA		196,698

BRAZIL – 3.8%
Ambev S.A.	21,200	91,873
B3 S.A. - Brasil Bolsa Balcao	4,500	54,285
BB Seguridade Participacoes S.A.	2,800	23,717
Cosan S.A.	1,800	25,937
IRB Brasil Resseguros S/A	2,400	22,615
Itausa - Investimentos Itau S.A.	11,700	39,997
Lojas Renner S.A.	6,870	86,935
Vale S.A. (a)	2,800	32,953

TOTAL BRAZIL		378,312

BRITISH VIRGIN ISLANDS – 0.1%
Hollysys Automation Technologies Ltd.	562	7,930

TOTAL BRITISH VIRGIN ISLANDS		7,930

CAYMAN ISLANDS – 13.8%
Alibaba Group Holding Ltd. ADR (a)	2,308	407,754
ANTA Sports Products Ltd.	8,000	78,408
Autohome, Inc. ADR (a)	198	16,743
Baozun, Inc. ADR (a)	405	17,625
Bosideng International Holdings Ltd.	154,000	79,791
Chinasoft International Ltd.	26,000	11,215
Fu Shou Yuan International Group Ltd.	60,000	53,063
Hengan International Group Co. Ltd.	10,500	73,431
Huazhu Group Ltd. ADR	701	26,540
JD.com, Inc. ADR (a)	1,975	61,521
Kingdee International Software Group Co. Ltd.	14,000	15,401
Momo, Inc. ADR	526	17,631
NetEase, Inc. ADR	131	37,448
New Oriental Education & Technology Group, Inc. ADR (a)	363	44,308
Shenzhou International Group Holdings Ltd.	4,900	67,910
SINA Corp. (a)	378	14,969
Sino Biopharmaceutical Ltd.	89,000	133,115
TAL Education Group ADR (a)	1,149	49,189
Vipshop Holdings Ltd. ADR (a)	2,924	33,743
Want Want China Holdings Ltd.	100,000	84,482
YY, Inc. ADR (a)	245	13,926
Zhen Ding Technology Holding Ltd.	5,000	23,772

TOTAL CAYMAN ISLANDS		1,361,985

	Shares	Value
CHILE – 0.7%
Banco de Credito e Inversiones S.A.	324	$18,039
Cia Cervecerias Unidas S.A.	5,392	53,803

TOTAL CHILE		71,842

CHINA – 7.8%
Agricultural Bank of China Ltd. Class H	58,000	23,908
Anhui Conch Cement Co. Ltd. Class H	3,000	17,975
Bank of China Ltd. Class H	131,000	53,664
Bank of Communications Co. Ltd. Class H	40,000	27,361
China Construction Bank Corp. Class H	170,000	136,895
China Everbright Bank Co. Ltd. Class H	20,000	9,214
China Merchants Bank Co. Ltd. Class H	7,000	33,499
China Minsheng Banking Corp. Ltd. Class H	19,000	13,312
China Pacific Insurance Group Co. Ltd. Class H	5,600	20,368
China Railway Signal & Communication Corp. Ltd. Class H (b)	19,000	11,372
China Shenhua Energy Co. Ltd. Class H	11,000	22,376
China Telecom Corp. Ltd. Class H	62,000	26,427
Guotai Junan Securities Co. Ltd. Class H (b)	5,600	8,576
Industrial & Commercial Bank of China Ltd. Class H	128,000	92,129
Inner Mongolia Yitai Coal Co. Ltd. Class B	17,046	14,881
Jiangsu Expressway Co. Ltd. Class H	68,000	90,424
PICC Property & Casualty Co. Ltd. Class H	16,000	20,317
Ping An Insurance Group Co. of China Ltd. Class H	8,000	92,650
TravelSky Technology Ltd. Class H	7,000	15,990
Trip.com Group Ltd. ADR (a)	1,079	35,596

TOTAL CHINA		766,934

COLOMBIA – 0.3%
Bancolombia S.A.	2,476	30,108

TOTAL COLOMBIA		30,108

CYPRUS – 0.9%
Globaltrans Investment PLC GDR	10,398	88,903

TOTAL CYPRUS		88,903

EGYPT – 0.4%
Commercial International Bank Egypt SAE	7,150	35,883
Egypt Kuwait Holding Co. SAE	5,376	7,467

TOTAL EGYPT		43,350

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Fidelity® Targeted Emerging Markets Factor ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
GREECE – 0.6%
JUMBO S.A.	3,139	$61,266

TOTAL GREECE		61,266

HONG KONG – 4.7%
China Everbright Ltd.	8,000	11,884
China Mobile Ltd.	8,500	69,207
China Resources Pharmaceutical Group Ltd. (b)	92,500	85,583
China Unicom Hong Kong Ltd.	28,000	27,764
CITIC Ltd.	80,000	105,156
CNOOC Ltd.	22,000	33,017
Guangdong Investment Ltd.	54,000	117,152
Hua Hong Semiconductor Ltd. (b)	6,000	12,114

TOTAL HONG KONG		461,877

HUNGARY – 1.2%
Richter Gedeon Nyrt	6,186	114,646

TOTAL HUNGARY		114,646

INDIA – 11.2%
Bajaj Auto Ltd.	1,071	48,999
Coal India Ltd.	6,588	19,264
Divi’s Laboratories Ltd.	4,663	115,297
Eicher Motors Ltd.	169	53,662
Federal Bank Ltd.	21,583	25,481
HCL Technologies Ltd.	700	11,467
HDFC Bank Ltd.	7,490	129,830
Hero MotoCorp Ltd.	1,189	45,299
Hindustan Unilever Ltd.	3,863	118,391
ICICI Lombard General Insurance Co. Ltd. (b)	1,645	31,120
Indiabulls Housing Finance Ltd.	3,784	11,017
Info Edge India Ltd.	716	25,914
Infosys Ltd.	4,961	47,919
InterGlobe Aviation Ltd. (b)	3,703	76,003
Kotak Mahindra Bank Ltd.	2,337	51,840
Mindtree Ltd.	154	1,547
Muthoot Finance Ltd.	2,990	29,809
Nestle India Ltd.	436	91,813
NMDC Ltd.	8,415	13,349
Oil & Natural Gas Corp. Ltd.	10,258	20,478
Petronet LNG Ltd.	4,988	20,126
Pidilite Industries Ltd.	802	15,837
Power Finance Corp. Ltd. (a)	17,235	26,503
REC Ltd.	13,753	27,088
Tata Consultancy Services Ltd.	1,202	38,435
Tech Mahindra Ltd.	628	6,538
Wipro Ltd.	1,836	6,707

TOTAL INDIA		1,109,733

	Shares	Value
INDONESIA – 2.5%
Bank Central Asia Tbk PT	24,100	$53,996
Bank Rakyat Indonesia Persero Tbk PT	135,700	40,699
Kalbe Farma Tbk PT	859,600	97,675
Telekomunikasi Indonesia Persero Tbk PT	122,100	35,751
United Tractors Tbk PT	10,600	16,368

TOTAL INDONESIA		244,489

JERSEY – 0.1%
WNS Holdings Ltd. ADR (a)	189	11,688

TOTAL JERSEY		11,688

LUXEMBOURG – 0.1%
Ternium S.A. ADR	455	9,095

TOTAL LUXEMBOURG		9,095

MALAYSIA – 4.1%
DiGi.Com Bhd	19,700	22,159
Nestle Malaysia Bhd	1,900	65,796
Petronas Chemicals Group Bhd	5,700	10,190
Petronas Gas Bhd	30,300	120,664
PPB Group Bhd	14,900	64,542
Public Bank Bhd	7,300	35,465
Westports Holdings Bhd	83,900	85,938

TOTAL MALAYSIA		404,754

MAURITIUS – 0.2%
MakeMyTrip Ltd. (a)	725	16,689

TOTAL MAURITIUS		16,689

MEXICO – 3.4%
Banco del Bajio S.A. (b)	8,900	14,338
Grupo Aeroportuario del Pacifico SAB de CV Class B	9,400	98,552
Grupo Aeroportuario del Sureste SAB de CV Class B	6,005	98,470
Kimberly-Clark de Mexico SAB de CV Class A	37,200	75,013
Megacable Holdings SAB de CV	9,000	36,975
Orbia Advance Corp. SAB de CV	5,700	12,300

TOTAL MEXICO		335,648

PHILIPPINES – 2.2%
BDO Unibank, Inc.	8,810	26,874
Globe Telecom, Inc.	540	19,397
Jollibee Foods Corp.	14,540	66,429
Manila Electric Co.	15,990	106,558

TOTAL PHILIPPINES		219,258

See accompanying notes which are an integral part of the financial statements.

Annual Report	24

Common Stocks – continued

	Shares	Value
POLAND – 0.2%
Asseco Poland S.A.	698	$9,372
Cyfrowy Polsat S.A.	1,213	8,794

TOTAL POLAND		18,166

QATAR – 0.8%
Qatar Islamic Bank SAQ	6,554	27,397
Qatar National Bank QPSC	10,474	55,232

TOTAL QATAR		82,629

RUSSIA – 3.7%
Alrosa PJSC	6,210	7,216
Gazprom PJSC	10,180	41,277
Inter RAO UES PJSC	1,818,000	122,480
LUKOIL PJSC	339	31,295
MMC Norilsk Nickel PJSC	67	18,691
Novatek PJSC	830	17,604
Rostelecom PJSC	5,200	6,366
Sberbank of Russia PJSC	23,290	85,315
Surgutneftegas PJSC	22,500	15,088
Tatneft PJSC	1,590	18,553

TOTAL RUSSIA		363,885

SAUDI ARABIA – 0.8%
Jarir Marketing Co.	1,345	56,808
Riyad Bank	3,886	23,004

TOTAL SAUDI ARABIA		79,812

SOUTH AFRICA – 4.0%
Absa Group Ltd.	3,919	40,169
AVI Ltd.	11,445	65,608
Capitec Bank Holdings Ltd.	483	43,887
Kumba Iron Ore Ltd.	466	11,348
Motus Holdings Ltd.	12,130	57,541
Nedbank Group Ltd.	2,420	36,704
Sappi Ltd.	4,748	12,192
Telkom S.A. SOC Ltd.	1,406	6,433
The Foschini Group Ltd.	5,480	63,103
Truworths International Ltd.	14,218	50,406
Vodacom Group Ltd.	1,437	12,539

TOTAL SOUTH AFRICA		399,930

SOUTH KOREA – 13.3%
Cheil Worldwide, Inc.	1,029	21,762
DB Insurance Co. Ltd.	867	37,413
Douzone Bizon Co. Ltd.	27	1,693
Hanwha Corp.	4,767	96,742
Hyundai Marine & Fire Insurance Co. Ltd.	1,675	36,140
Kangwon Land, Inc.	2,094	56,095

	Shares	Value
Kia Motors Corp.	1,826	$66,391
KMW Co. Ltd. (a)	30	1,374
KT&G Corp.	1,189	101,599
LG Display Co. Ltd. (a)	267	3,114
LG Uplus Corp.	2,199	25,273
Lotte Chemical Corp.	49	9,504
Medy-Tox, Inc.	253	71,341
Meritz Fire & Marine Insurance Co. Ltd.	2,250	35,568
NCSoft Corp.	70	30,864
Pearl Abyss Corp. (a)	151	27,947
POSCO	90	16,265
S-1 Corp.	1,060	84,870
Samsung Electro-Mechanics Co. Ltd.	75	7,242
Samsung Electronics Co. Ltd.	7,691	331,222
Samsung SDI Co. Ltd.	70	13,608
Samsung SDS Co. Ltd.	49	8,437
SK Hynix, Inc.	732	51,290
SK Telecom Co. Ltd.	143	28,959
Woongjin Coway Co. Ltd.	737	57,812
Yuhan Corp.	478	91,696

TOTAL SOUTH KOREA		1,314,221

TAIWAN – 9.9%
Catcher Technology Co. Ltd.	3,000	25,379
Chunghwa Telecom Co. Ltd.	11,000	40,396
E.Sun Financial Holding Co. Ltd.	60,550	54,697
Far EasTone Telecommunications Co. Ltd.	11,000	26,330
Feng Hsin Steel Co. Ltd.	9,000	15,552
Formosa Plastics Corp.	8,000	25,654
Foxconn Technology Co. Ltd.	9,000	19,241
Lite-On Technology Corp.	13,000	21,398
Novatek Microelectronics Corp.	4,000	25,707
Pou Chen Corp.	50,000	66,808
Radiant Opto-Electronics Corp.	5,000	19,837
Realtek Semiconductor Corp.	3,000	22,280
Sino-American Silicon Products, Inc.	6,000	18,060
Taichung Commercial Bank Co. Ltd.	96,784	37,288
Taiwan Business Bank	93,900	39,564
Taiwan Cooperative Financial Holding Co. Ltd.	69,070	47,446
Taiwan Mobile Co. Ltd.	8,000	29,772
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	244,688
Tripod Technology Corp.	5,000	19,346
Uni-President Enterprises Corp.	36,000	88,766
Voltronic Power Technology Corp.	3,150	69,718
Yageo Corp.	2,000	20,591

TOTAL TAIWAN		978,518

THAILAND – 2.2%
Advanced Info Service PCL	4,400	33,375

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Fidelity® Targeted Emerging Markets Factor ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
THAILAND – continued
Airports of Thailand PCL	42,500	$110,157
Intouch Holdings PCL Class F	12,000	26,234
The Siam Cement PCL	700	8,509
Tisco Financial Group PCL	11,500	37,140

TOTAL THAILAND		215,415

TURKEY – 1.5%
Akbank T.A.S. (a)	20,936	25,304
BIM Birlesik Magazalar AS	8,728	72,239
Turkiye Garanti Bankasi AS (a)	15,632	25,154
Turkiye Is Bankasi AS Class C (a)	21,485	21,796

TOTAL TURKEY		144,493

UNITED ARAB EMIRATES – 0.2%
Emirates Telecommunications Group Co. PJSC	3,502	15,790

TOTAL UNITED ARAB EMIRATES		15,790

UNITED STATES OF AMERICA – 0.4%
Yum China Holdings, Inc.	1,032	43,860

TOTAL UNITED STATES OF AMERICA		43,860

TOTAL COMMON STOCKS (Cost $9,472,344)		9,591,924

Preferred Stock – 2.3%

BRAZIL – 2.2%
Banco Bradesco S.A.	9,200	80,679

	Shares	Value
Banco do Estado do Rio Grande do Sul S.A. Class B	2,900	$16,168
Cia de Transmissao de Energia Eletrica Paulista	20,300	119,305

TOTAL BRAZIL		216,152

RUSSIA – 0.1%
Transneft PJSC	3	7,790

TOTAL RUSSIA		7,790

TOTAL PREFERRED STOCKS (Cost $207,666)		223,942

TOTAL INVESTMENT IN SECURITIES – 99.4% (Cost $9,680,010)		9,815,866

NET OTHER ASSETS (LIABILITIES) – 0.6%		56,406

NET ASSETS – 100.0%		$9,872,272

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,106 or 2.4% of net assets.

Futures Contracts

	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI Emerging Markets Index Contracts	1	December 2019	$52,070	$248	$248

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund					Income earned

Fidelity Cash Central Fund					$750

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

See accompanying notes which are an integral part of the financial statements.

Annual Report	26

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:

Communication Services	$705,145	$705,145	$—	$—

Consumer Discretionary	1,853,551	1,853,551	—	—

Consumer Staples	1,047,356	1,047,356	—	—

Energy	323,563	323,563	—	—

Financials	2,018,300	2,018,300	—	—

Health Care	709,353	709,353	—	—

Industrials	1,004,933	1,004,933	—	—

Information Technology	1,085,974	1,085,974	—	—

Materials	244,097	244,097	—	—

Utilities	599,652	599,652	—	—

Preferred Stock	223,942	223,942	—	—

Total Investments in Securities:	$9,815,866	$9,815,866	$—	$—

Derivative Instruments:
Assets

Futures Contracts	$248	$248	$—	$—

Total Assets	$248	$248	—	$—

Total Derivative Instruments:	$248	$248	$—	$—

Value of Derivative Instruments

The following table is a summary of the Fund’s value of derivative instruments by primary risk exposure as of October 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk/ Derivative Type	Value
	Asset	Liabilities

Equity Risk

Futures Contracts(a)	$248	$0

Total Equity Risk	248	0

Total Value of Derivatives	$248	$0

(a)	Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Fidelity® Targeted International Factor ETF

Schedule of Investments October 31, 2019

Showing Percentage of Net Assets

Common Stocks – 99.5%

	Shares	Value
AUSTRALIA – 5.2%
Alumina Ltd.	55,459	$86,784
Aristocrat Leisure Ltd.	1,227	26,745
ASX Ltd.	386	21,904
Caltex Australia Ltd.	1,019	19,156
Coca-Cola Amatil Ltd.	8,381	58,641
Commonwealth Bank of Australia	1,259	68,268
Magellan Financial Group Ltd.	518	17,201
Medibank Pvt Ltd.	9,103	21,210
Ramsay Health Care Ltd.	481	22,710
Rio Tinto Ltd.	1,506	94,348
Sonic Healthcare Ltd.	1,301	25,596
Wesfarmers Ltd.	1,198	32,835
Westpac Banking Corp.	2,752	53,517

TOTAL AUSTRALIA		548,915

BELGIUM – 0.5%
Sofina S.A.	170	37,579
UCB S.A.	131	10,557

TOTAL BELGIUM		48,136

BERMUDA – 0.5%
Jardine Matheson Holdings Ltd.	500	28,560
Jardine Strategic Holdings Ltd.	810	26,187

TOTAL BERMUDA		54,747

CANADA – 8.7%
Alimentation Couche-Tard, Inc. Class B	2,508	75,215
BCE, Inc.	2,212	104,932
Canadian Apartment Properties REIT	2,560	106,591
Canadian National Railway Co.	524	46,866
Canadian Natural Resources Ltd.	790	19,919
Canadian Pacific Railway Ltd.	136	30,927
CCL Industries, Inc. Class B	1,777	73,139
CI Financial Corp.	1,897	27,610
Constellation Software, Inc.	16	15,802
Great-West Lifeco, Inc.	1,414	34,387
Intact Financial Corp.	370	38,177
Kirkland Lake Gold Ltd.	1,979	92,932
Manulife Financial Corp.	2,596	48,349
Parkland Fuel Corp.	422	14,018
Power Corp. of Canada	1,470	34,018
Power Financial Corp.	1,373	32,107
Royal Bank of Canada	1,116	90,019
Suncor Energy, Inc.	797	23,696

TOTAL CANADA		908,704

DENMARK – 2.6%
Chr Hansen Holding A/S	824	63,250
Coloplast A/S Class B	100	12,050

	Shares	Value
Novo Nordisk A/S. Class B	838	$45,767
Novozymes A/S Class B	1,579	74,344
Pandora A/S	738	36,290
SimCorp A/S	117	10,453
Tryg A/S	1,062	29,662

TOTAL DENMARK		271,816

FINLAND – 1.5%
Elisa Oyj	1,703	93,012
Kone Oyj Class B	694	44,150
Neste Oyj	122	4,403
Orion Oyj Class B	233	10,327

TOTAL FINLAND		151,892

FRANCE – 8.0%
Air Liquide S.A.	836	111,048
Bureau Veritas S.A.	954	24,355
CNP Assurances	2,127	42,178
Danone S.A.	817	67,757
Dassault Systemes SE	96	14,567
Edenred	537	28,269
Eutelsat Communications S.A.	4,089	77,528
Getlink SE	1,731	28,978
Hermes International	25	17,984
Ipsen S.A.	74	7,882
Kering S.A.	48	27,313
L’Oreal S.A.	281	82,048
LVMH Moet Hennessy Louis Vuitton SE	123	52,472
Pernod Ricard S.A.	326	60,174
Safran S.A.	304	48,094
Sanofi	542	49,943
Sodexo S.A.	121	13,306
TOTAL S.A.	596	31,332
Vinci S.A.	448	50,265

TOTAL FRANCE		835,493

GERMANY – 7.5%
Allianz SE	356	86,953
Beiersdorf AG	357	42,265
Carl Zeiss Meditec AG	76	8,286
Covestro AG (a)	1,569	75,333
Deutsche Boerse AG	313	48,506
Fraport AG Frankfurt Airport Services Worldwide	443	37,026
LEG Immobilien AG	928	106,501
Merck KGaA	119	14,188
MTU Aero Engines AG	167	44,589
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	207	57,486
ProSiebenSat.1 Media SE	5,978	88,275

See accompanying notes which are an integral part of the financial statements.

Annual Report	28

Common Stocks – continued

	Shares	Value
GERMANY – continued
SAP SE	323	$42,797
Vonovia SE	2,419	128,717

TOTAL GERMANY		780,922

HONG KONG – 3.0%
CLP Holdings Ltd.	9,500	98,626
Hang Seng Bank Ltd.	1,500	31,356
Link REIT	9,500	103,596
Swire Pacific Ltd. Class A	8,500	81,030

TOTAL HONG KONG		314,608

ISRAEL – 0.8%
Bank Leumi Le-Israel BM	5,002	36,417
Israel Discount Bank Ltd. Class A	7,869	35,946
Nice Ltd. (b)	80	12,648

TOTAL ISRAEL		85,011

ITALY – 4.3%
Atlantia SpA	1,328	32,792
Enel SpA	17,927	138,758
Eni SpA	560	8,475
Moncler SpA	707	27,235
Poste Italiane SpA (a)	3,164	38,394
Recordati SpA	186	7,815
Snam SpA	19,312	99,078
Terna Rete Elettrica Nazionale SpA	15,340	101,352

TOTAL ITALY		453,899

JAPAN – 23.5%
Asahi Kasei Corp.	9,800	109,943
Astellas Pharma, Inc.	2,600	44,746
Bandai Namco Holdings, Inc.	500	30,873
Central Japan Railway Co.	200	41,291
Daito Trust Construction Co. Ltd.	800	106,454
Fast Retailing Co. Ltd.	100	62,089
FUJIFILM Holdings Corp.	400	17,705
Haseko Corp.	2,300	29,924
Hikari Tsushin, Inc.	100	22,058
Hoya Corp.	500	44,462
ITOCHU Corp.	2,300	48,368
Japan Airlines Co. Ltd.	1,000	31,244
Japan Exchange Group, Inc.	2,200	36,650
Japan Prime Realty Investment Corp.	23	110,538
Kajima Corp.	2,600	36,018
Kao Corp.	1,200	97,165
KDDI Corp.	3,900	108,307
Keihan Holdings Co. Ltd.	800	37,929
Kintetsu Group Holdings Co. Ltd.	700	38,309
Kobayashi Pharmaceutical Co. Ltd.	900	72,423

	Shares	Value
Mitsui & Co. Ltd.	2,700	$46,692
MS&AD Insurance Group Holdings, Inc.	1,100	35,743
Nippon Building Fund, Inc.	15	113,899
Nippon Telegraph & Telephone Corp.	2,000	99,565
Nissan Chemical Corp.	2,100	87,119
Nomura Research Institute Ltd.	1,000	21,400
NTT Data Corp.	1,300	17,239
NTT DOCOMO, Inc.	3,800	104,686
Obayashi Corp.	3,500	36,300
Obic Co. Ltd.	200	25,280
Oriental Land Co. Ltd.	300	44,129
ORIX Corp.	2,700	42,666
Secom Co. Ltd.	500	46,602
Sekisui House Ltd.	1,600	34,699
SG Holdings Co. Ltd.	1,300	32,371
Shimano, Inc.	200	33,522
Shionogi & Co. Ltd.	600	36,214
Skylark Holdings Co. Ltd.	1,400	25,475
Sony Financial Holdings, Inc.	1,300	28,157
Suntory Beverage & Food Ltd.	1,600	68,451
Suzuken Co. Ltd/Aichi Japan	500	26,854
Toho Co. Ltd.	1,900	76,887
Tokio Marine Holdings, Inc.	900	48,905
Tokyo Electric Power Co. Holdings, Inc. (b)	20,700	96,226
Toyo Suisan Kaisha Ltd.	1,500	63,339
Trend Micro, Inc.	400	20,372
USS Co. Ltd.	1,300	25,352

TOTAL JAPAN		2,464,640

JERSEY – 0.4%
Experian PLC	1,329	41,798

TOTAL JERSEY		41,798

NETHERLANDS – 2.9%
ASR Nederland N.V.	907	33,190
Euronext N.V. (a)	554	44,642
Heineken Holding N.V.	411	39,146
Heineken N.V.	471	48,044
SBM Offshore N.V.	117	2,011
Unilever N.V.	1,607	94,902
Wolters Kluwer N.V.	498	36,669

TOTAL NETHERLANDS		298,604

NEW ZEALAND – 0.8%
Meridian Energy Ltd.	29,554	87,163

TOTAL NEW ZEALAND		87,163

NORWAY – 1.2%
Equinor ASA	291	5,383
Orkla ASA	4,425	42,507

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Fidelity® Targeted International Factor ETF

Schedule of Investments – continued

Common Stocks – continued

	Shares	Value
NORWAY – continued
Telenor ASA	4,133	$77,369

TOTAL NORWAY		125,259

SINGAPORE – 1.1%
Oversea-Chinese Banking Corp. Ltd.	5,456	43,955
Singapore Exchange Ltd.	5,300	34,828
United Overseas Bank Ltd.	2,100	41,415

TOTAL SINGAPORE		120,198

SPAIN – 3.8%
Aena SME S.A. (a)	190	34,859
Amadeus IT Group S.A.	218	16,130
Enagas S.A.	4,254	105,280
Endesa S.A.	3,770	102,594
Industria de Diseno Textil S.A.	1,289	40,181
Red Electrica Corp. S.A.	4,901	98,663

TOTAL SPAIN		397,707

SWEDEN – 3.4%
Atlas Copco AB Class A	1,218	43,027
Essity AB Class B	1,544	48,180
Hennes & Mauritz AB. Class B	1,807	37,756
ICA Gruppen AB	823	36,395
Industrivarden AB Class A	1,590	35,141
Securitas AB Class B	1,666	26,640
Swedish Match AB	993	46,608
Telia Co. AB	18,632	81,913

TOTAL SWEDEN		355,660

SWITZERLAND – 6.8%
Baloise Holding AG	195	36,015
Givaudan S.A.	31	91,036
Nestle S.A.	2,376	253,665
Novartis AG	1,122	97,915
Partners Group Holding AG	49	38,207
Roche Holding AG	330	99,284
Sonova Holding AG	50	11,455
Swisscom AG	173	88,385

TOTAL SWITZERLAND		715,962

UNITED KINGDOM – 13.0%
3i Group PLC	2,735	39,963
Admiral Group PLC	1,297	33,971

	Shares	Value
AstraZeneca PLC	613	$59,562
BHP Group PLC	4,180	88,517
BP PLC	4,571	28,972
British American Tobacco PLC	2,300	80,501
Compass Group PLC	1,148	30,574
Croda International PLC	1,274	79,477
Diageo PLC	2,286	93,706
Direct Line Insurance Group PLC	8,362	29,473
GlaxoSmithKline PLC	2,235	51,203
Halma PLC	482	11,697
InterContinental Hotels Group PLC	272	16,419
Legal & General Group PLC	12,707	43,405
Lloyds Banking Group PLC	84,919	62,480
London Stock Exchange Group PLC	516	46,481
Next PLC	252	21,486
Reckitt Benckiser Group PLC	906	69,993
RELX PLC	2,105	50,662
Rentokil Initial PLC	5,852	34,453
Rightmove PLC	12,400	96,149
Rio Tinto PLC	1,924	100,039
Royal Dutch Shell PLC Class B	1,786	51,313
Smith & Nephew PLC	617	13,207
Tate & Lyle PLC	3,733	32,543
The Sage Group PLC	1,391	12,970
Tullow Oil PLC	900	2,400
Unilever PLC	1,297	77,661

TOTAL UNITED KINGDOM		1,359,277

TOTAL COMMON STOCKS (Cost $9,838,109)		10,420,411

TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $9,838,109)		10,420,411

NET OTHER ASSETS (LIABILITIES) – 0.5%		52,746

NET ASSETS – 100.0%		$10,473,157

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $193,228 or 1.8% of net assets.

(b)	Non-income producing.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$133

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Financial Statements

Statements of Assets and Liabilities

October 31, 2019

	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF	Fidelity Targeted Emerging Markets Factor ETF	Fidelity Targeted International Factor ETF

Assets

Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$43,719,836	$13,036,073	$9,815,866	$10,420,411
Fidelity Central Funds	9,676	—	—	—

Total Investments in Securities	$43,729,512	$13,036,073	$9,815,866	$10,420,411

Segregated cash with brokers for derivative instruments	13,500	4,500	2,600	—

Cash	11,369	18,509	36,283	3,155

Foreign currency held at value (cost $11,466, $5,291, $32,834 and $18,883, respectively)	11,345	5,329	33,041	19,067

Dividends receivable	281,927	75,473	5,143	33,923

Distributions receivable from Fidelity Central Funds	19	—	—	—

Total assets	44,047,672	13,139,884	9,892,933	10,476,556

Liabilities

Payable for investments purchased	10,297	—	—	—

Accrued management fees	14,171	4,226	3,690	3,399

Payable for daily variation margin on futures contracts	885	295	395	—

Other payables and accrued expenses	—	—	16,576	—

Total liabilities	25,353	4,521	20,661	3,399

Net Assets	$44,022,319	$13,135,363	$9,872,272	$10,473,157

Net Assets consist of:

Paid in capital	46,061,430	14,928,188	10,008,903	10,020,760

Total accumulated earnings (loss)	(2,039,111)	(1,792,825)	(136,631)	452,397

Net Assets	$44,022,319	$13,135,363	$9,872,272	$10,473,157

Shares outstanding	2,100,000	600,000	400,000	400,000

Net Asset Value, offering price and redemption price per share	$20.96	$21.89	$24.68	$26.18

Investments at cost – Unaffiliated issuers	$44,247,974	$13,348,331	$9,680,010	$9,838,109

Investments at cost – Fidelity Central Funds	9,676	—	—	—

Investments at cost	$44,257,650	$13,348,331	$9,680,010	$9,838,109

See accompanying notes which are an integral part of the financial statements.

Annual Report	32

Statements of Operations

For the year ended October 31, 2019

	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF	Fidelity Targeted Emerging Markets Factor ETFA	Fidelity Targeted International Factor ETFA

Investment Income

Dividends	$1,793,487	$531,611	$260,300	$277,320

Non-Cash dividends	150,883	45,835	—	—

Interest	38	4	11	—

Income from Fidelity Central Funds	836	58	750	133

Income before foreign taxes withheld	1,945,244	577,508	261,061	277,453

Less foreign taxes withheld	(160,036)	(50,401)	(30,050)	(30,929)

Total income	1,785,208	527,107	231,011	246,524

Expenses

Management fees	126,857	49,774	29,807	27,003

Independent trustees’ compensation	166	72	33	35

Total expenses before reductions	127,023	49,846	29,840	27,038

Expense reductions	(100)	(61)	(31)	—

Total expenses	126,923	49,785	29,809	27,038

Net investment income (loss)	1,658,285	477,322	201,202	219,486

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(1,332,544)	(927,484)	(265,464)	(136,009)

Net realized gain (loss) on futures contracts	283	1,755	(1,494)	—

Net realized gain (loss) on foreign currency transactions	(5,314)	(2,357)	(268)	694

Total net realized gain (loss)	(1,337,575)	(928,086)	(267,226)	(135,315)

Change in net unrealized appreciation (depreciation) on investment securities (net of decrease in deferred foreign taxes of $–, $–, $16,576 and $–, respectively.)	2,179,188	1,559,742	119,280	582,302

Change in net unrealized appreciation (depreciation) on futures contracts	6,920	1,886	248	—

Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	2,082	1,020	265	324

Total change in net unrealized appreciation (depreciation)	2,188,190	1,562,648	119,793	582,626

Net gain (loss)	850,615	634,562	(147,433)	447,311

Net increase (decrease) in net assets resulting from operations	$2,508,900	$1,111,884	$53,769	$666,797

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity International High Dividend ETF		Fidelity International Value Factor ETF

	Year ended October 31, 2019	Year ended October 31, 2018A	Year ended October 31, 2019	Year ended October 31, 2018A

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,658,285	$534,726	$477,322	$343,627
Net realized gain (loss)	(1,337,575)	(246,580)	(928,086)	(548,885)
Change in net unrealized appreciation (depreciation)	2,188,190	(2,708,057)	1,562,648	(1,873,151)

Net increase (decrease) in net assets resulting from operations	2,508,900	(2,419,911)	1,111,884	(2,078,409)

Distributions to shareholders	(1,635,200)	(492,900)	(508,200)	(318,100)

Share transactions
Proceeds from sales of shares	24,648,439	21,412,991	—	14,928,188

Net increase (decrease) in net assets resulting from share transactions	24,648,439	21,412,991	—	14,928,188

Total increase (decrease) in net assets	25,522,139	18,500,180	603,684	12,531,679

Net Assets
Beginning of year	18,500,180	—	12,531,679	—

End of year	$44,022,319	$18,500,180	$13,135,363	$12,531,679

Other Information

Shares
Sold	1,200,000	900,000	—	600,000
Redeemed	—	—	—	—

Net increase (decrease)	1,200,000	900,000	—	600,000

A	For the period from January 16, 2018 (commencement of operations) to October 31, 2018.

See accompanying notes which are an integral part of the financial statements.

Annual Report	34

Statements of Changes in Net Assets

	Fidelity Targeted Emerging Markets Factor ETF Year ended October 31, 2019A	Fidelity Targeted International Factor ETF Year ended October 31, 2019A

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$201,202	$219,486
Net realized gain (loss)	(267,226)	(135,315)
Change in net unrealized appreciation (depreciation)	119,793	582,626

Net increase (decrease) in net assets resulting from operations	53,769	666,797

Distributions to shareholders	(190,400)	(214,400)

Share transactions
Proceeds from sales of shares	10,008,903	10,020,760

Net increase (decrease) in net assets resulting from share transactions	10,008,903	10,020,760

Total increase (decrease) in net assets	9,872,272	10,473,157

Net Assets
Beginning of year	—	—

End of year	$9,872,272	$10,473,157

Other Information

Shares
Sold	400,000	400,000
Redeemed	—	—

Net increase (decrease)	400,000	400,000

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Financial Statements – continued

Financial Highlights

	Fidelity International High Dividend ETF

	Year ended October 31, 2019	Year ended October 31, 2018A

Selected Per-Share Data

Net asset value, beginning of period	$20.56	$25.08

Income from Investment Operations
Net investment income (loss)B	1.04	0.82
Net realized and unrealized gain (loss)	0.31	(4.63)

Total from investment operations	1.35	(3.81)

Distributions from net investment income	(0.95)	(0.71)

Total distributions	(0.95)	(0.71)

Net asset value, end of period	$20.96	$20.56

Total ReturnC,D	6.84%	(15.44)%

Ratios to Average Net AssetsE,F
Expense before reductions	.39%	.39	%G
Expenses net of fee waivers, if any	.39%	.39	%G
Expenses net of all reductions	.39%	.39	%G
Net investment income (loss)	5.07%	4.59	%G

Supplemental Data
Net assets, end of period (000 omitted)	$44,022	$18,500
Portfolio turnover rateH,I	47%	42	%J

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	36

Financial Highlights

	Fidelity International Value Factor ETF

	Year ended October 31, 2019	Year ended October 31, 2018A

Selected Per-Share Data

Net asset value, beginning of period	$20.89	$25.00

Income from Investment Operations
Net investment income (loss)B	0.80	0.62
Net realized and unrealized gain (loss)	1.05	(4.18)

Total from investment operations	1.85	(3.56)

Distributions from net investment income	(0.85)	(0.55)

Total distributions	(0.85)	(0.55)

Net asset value, end of period	$21.89	$20.89

Total ReturnC,D	9.04%	(14.46)%

Ratios to Average Net AssetsE,F
Expense before reductions	.39%	.39	%G
Expenses net of fee waivers, if any	.39%	.39	%G
Expenses net of all reductions	.39%	.39	%G
Net investment income (loss)	3.74%	3.38	%G

Supplemental Data
Net assets, end of period (000 omitted)	$13,135	$12,532
Portfolio turnover rateH	56%	65	%I,J

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Financial Statements – continued

Financial Highlights

Fidelity Targeted Emerging Markets Factor ETF Year ended October 31, 2019A

Selected Per-Share Data

Net asset value, beginning of period	$25.00

Income from Investment Operations
Net investment income (loss)B	0.50
Net realized and unrealized gain (loss)	(0.34)

Total from investment operations	0.16

Distributions from net investment income	(0.48)

Total distributions	(0.48)

Net asset value, end of period	$24.68

Total ReturnC,D	0.66%

Ratios to Average Net AssetsE,F,G
Expense before reductions	.45%
Expenses net of fee waivers, if any	.45%
Expenses net of all reductions	.45%
Net investment income (loss)	3.05%

Supplemental Data
Net assets, end of period (000 omitted)	$9,872
Portfolio turnover rateH,I	34%

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report	38

Financial Highlights

Fidelity Targeted International Factor ETF Year ended October 31, 2019A

Selected Per-Share Data

Net asset value, beginning of period	$25.05

Income from Investment Operations
Net investment income (loss)B	0.55
Net realized and unrealized gain (loss)	1.12

Total from investment operations	1.67

Distributions from net investment income	(0.54)

Total distributions	(0.54)

Net asset value, end of period	$26.18

Total ReturnC	6.72%

Ratios to Average Net AssetsD,E,F
Expense before reductions	.39%
Expenses net of fee waivers, if any	.39%
Expenses net of all reductions	.39%
Net investment income (loss)	3.18%

Supplemental Data
Net assets, end of period (000 omitted)	$10,473
Portfolio turnover rateG,H,I	35%

A	For the period February 26, 2019 (commencement of operations) to October 31, 2019.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Notes to Financial Statements

For the period ended October 31, 2019

1. Organization.

Fidelity International High Dividend ETF, Fidelity International Value Factor ETF, Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds’ investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to 0.01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Annual Report	40

3. Significant Accounting Policies – continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2019, is included at the end of each Fund’s Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca for Fidelity International High Dividend ETF and Fidelity International Value Factor ETF and of Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF, normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of October 31, 2019 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Targeted Emerging Markets Factor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

41	Annual Report

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity International High Dividend ETF	$44,568,752	$2,064,320	$(2,903,560)	$(839,240)
Fidelity International Value Factor ETF	13,413,079	910,279	(1,287,285)	(377,006)
Fidelity Targeted Emerging Markets Factor ETF	9,698,202	706,506	(588,842)	117,664
Fidelity Targeted International Factor ETF	9,880,330	771,713	(231,632)	540,081

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity International High Dividend ETF	$112,108	$—	$(1,313,328)	$(837,889)
Fidelity International Value Factor ETF	13,702	—	(1,429,391)	(377,137)
Fidelity Targeted Emerging Markets Factor ETF	28,176	—	(266,160)	101,354
Fidelity Targeted International Factor ETF	49,685	—	(137,693)	540,405

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity International High Dividend ETF	$(910,768)	$(402,560)	$(1,313,328)
Fidelity International Value Factor ETF	(892,341)	(537,050)	(1,429,391)
Fidelity Targeted Emerging Markets Factor ETF	(265,413)	(747)	(266,160)
Fidelity Targeted International Factor ETF	(137,693)	—	(137,693)

The tax character of distributions paid was as follows:

October 31, 2019
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity International High Dividend ETF	$1,635,200	$—	$—	$1,635,200
Fidelity International Value Factor ETF	508,200	—	—	508,200
Fidelity Targeted Emerging Markets Factor ETFA	190,400	—	—	190,400
Fidelity Targeted International Factor ETFA	214,400	—	—	214,400
A For the period February 26, 2019 (commencement of operations) to October 31, 2019.

October 31, 2018

Fidelity International High Dividend ETFA	$492,900	$—	$—	$492,900
Fidelity International Value Factor ETFA	318,100	—	—	318,100
Fidelity Targeted Emerging Markets Factor ETF	—	—	—	—
Fidelity Targeted International Factor ETF	—	—	—	—

A	For the period from January 16, 2018 (commencement of operations) to October 31, 2018.

Restricted Securities. The Fund’s may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund’s Schedule of Investments.

Annual Report	42

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds’ use of derivatives increased or decreased their exposure to the following risk:

Equity risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statements of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statements of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statements of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption “Futures Contracts”. The notional amount at value reflects each contract’s exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statements of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity International High Dividend ETF	$15,626,433	$15,235,379
Fidelity International Value Factor ETF	7,075,339	7,083,829
Fidelity Targeted Emerging Markets Factor ETF	13,221,434	3,276,413
Fidelity Targeted International Factor ETF	4,621,723	3,528,802

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity International High Dividend ETF	$24,051,243	$—
Fidelity International Value Factor ETF	—	—
Fidelity Targeted Emerging Markets Factor ETF	—	—
Fidelity Targeted International Factor ETF	8,916,338	—

43	Annual Report

Notes to Financial Statements – continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC) (the investment adviser), an affiliate of FMR provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .39% of each Fund’s average net assets for Fidelity International High Dividend ETF, Fidelity International Value Factor ETF and Fidelity Targeted International Factor ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Fidelity Targeted Emerging Markets Factor ETF’s management fee is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:

Amount
Fidelity International High Dividend ETF	$100
Fidelity International Value Factor ETF	61
Fidelity Targeted Emerging Markets Factor ETF	31

8. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a Fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

9. Other.

The Funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report	44

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity International High Dividend ETF, Fidelity International Value Factor ETF, Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity International High Dividend ETF, Fidelity International Value Factor ETF, Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF (the “Funds”), each a fund of Fidelity Covington Trust, including the schedules of investments, as of October 31, 2019, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from January 16, 2018 (commencement of operations) to October 31, 2018, and the related notes, except for; Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF; the related statements of operations, the statements of changes in net assets and the financial highlights for the period from February 26, 2019 (commencement of operations) to October 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of their operations, and the changes in their net assets and the financial highlights for the year then ended and for the period from January 16, 2018 (commencement of operations) to October 31, 2018, except for; Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF; the results of their operations, the changes in their net assets and the financial highlights for the period from February 26, 2019 (commencement of operations) to October 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 16, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

45	Annual Report

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca or CboeBZX and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca or CboeBZX.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity International High Dividend ETF

Period Ended October 31, 2019

From commencement of operations* to October 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	42	9.30%	87	19.29%
25 – <50	9	2.00%	122	27.06%
50 – <75	3	0.67%	116	25.72%
75 – <100	3	0.67%	48	10.64%
100 or above	2	0.44%	19	4.21%
Total	59	13.08%	392	86.92%

*	From January 18, 2018, date initially listed on the NYSE ARCA exchange.

Fidelity International Value Factor ETF

Period Ended October 31, 2019

From commencement of operations* to October 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	71	15.74%	148	32.82%
25 – <50	20	4.43%	113	25.06%
50 – <75	3	0.67%	65	14.41%
75 – <100	2	0.44%	20	4.43%
100 or above	3	0.67%	6	1.33%
Total	99	21.95%	352	78.05%

*	From January 18, 2018, date initially listed on the NYSE ARCA exchange.

Fidelity Targeted Emerging Markets Factor ETF

Period Ended October 31, 2019

From commencement of operations* to October 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	31	18.03%	70	40.69%
25 – <50	6	3.49%	54	31.40%
50 – <75	1	0.58%	7	4.07%
75 – <100	3	1.74%	0	—
100 or above	0	—	0	—
Total	41	23.84%	131	76.16%

*	From February 28, 2019, date initially listed on the CboeBZX exchange.

Annual Report	46

Fidelity Targeted International Factor ETF

Period Ended October 31, 2019

From commencement of operations* to October 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	8	4.00%	30	15.00%
25 – <50	0	—	64	32.00%
50 – <75	2	1.00%	61	30.50%
75 – <100	0	—	27	13.50%
100 or above	0	—	8	4.00%
Total	10	5.00%	190	95.00%

*	From February 28, 2019, date initially listed on the CboeBZX exchange.

47	Annual Report

Trustees and Officers (Unaudited)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Except for Michael E. Wiley, each of the Trustees oversees 298 funds. Mr. Wiley oversees 197 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s high income and certain equity funds, and other Boards oversee Fidelity’s investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds’ Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

Annual Report	48

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees”.

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)
Year of Election or Appointment: 2018
Trustee
Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+  The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

49	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Year of Election or Appointment: 2018
Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)
Year of Election or Appointment: 2018
Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2018
Trustee
Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)
Year of Election or Appointment: 2018
Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)
Year of Election or Appointment: 2018

Annual Report	50

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith’s retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

+  The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)
Year of Election or Appointment: 2018

51	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2017
Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)
Year of Election or Appointment: 2018
Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer – Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Annual Report	52

Name, Year of Birth; Principal Occupation

Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2018
Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)
Year of Election or Appointment: 2018
Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)
Year of Election or Appointment: 2013

53	Annual Report

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2018
Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)
Year of Election or Appointment: 2017
Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Annual Report	54

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2019 to October 31, 2019).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value May 1, 2019	Ending Account Value October 31, 2019	Expenses Paid During PeriodB May 1, 2019 to October 31, 2019

Fidelity International High Dividend ETF	0.39%

Actual		$1,000.00	$1,019.10	$1.98

HypotheticalC		$1,000.00	$1,023.24	$1.99

Fidelity International Value Factor ETF	0.39%

Actual		$1,000.00	$1,016.20	$1.98

HypotheticalC		$1,000.00	$1,023.24	$1.99

Fidelity Targeted Emerging Markets Factor ETF	0.45%

Actual		$1,000.00	$1,002.90	$2.27

HypotheticalC		$1,000.00	$1,022.94	$2.29

Fidelity Targeted International Factor ETF	0.39%

Actual		$1,000.00	$1,047.40	$2.01

HypotheticalC		$1,000.00	$1,023.24	$1.99

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

C	5% return per year before expenses.

55	Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	December 2018	March 2019	June 2019	September 2019

Fidelity International High Dividend ETF	100%	100%	100%	100%

Fidelity International Value Factor ETF	100%	100%	100%	100%

Fidelity Targeted Emerging Markets Factor ETF	—	—	81%	81%

Fidelity Targeted International Factor ETF	—	—	100%	100%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Ex-Date	Income	Taxes

Fidelity International High Dividend ETF	12/31/2018	$0.6977	$0.0532

	3/31/2019	$0.6977	$0.0532

	6/30/2019	$0.9258	$0.0738

	9/30/2019	$0.9258	$0.0738

Fidelity International Value Factor ETF	12/31/2018	$0.6958	$0.0567

	3/31/2019	$0.6958	$0.0567

	6/30/2019	$0.9623	$0.0764

	9/30/2019	$0.9623	$0.0764

Fidelity Targeted Emerging Markets Factor ETF	12/31/2018	$—	$—

	3/31/2019	$—	$—

	6/30/2019	$0.6497	$0.0697

	9/30/2019	$0.6497	$0.0697

Fidelity Targeted International Factor ETF	12/31/2018	$—	$—

	3/31/2019	$—	$—

	6/30/2019	$0.6926	$0.0773

	9/30/2019	$0.6926	$0.0773

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

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59	Annual Report

IHD-IVE-ANN-1219 1.9885304.101

Item 2.	Code of Ethics

As of the end of the period, October 31, 2019, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity International High Dividend ETF, Fidelity International Value Factor ETF, Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF (the “Fund(s)”):

Services Billed by Deloitte Entities

October 31, 2019 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity International High Dividend ETF	$18,000	$—	$2,500	$300
Fidelity International Value Factor ETF	$18,000	$—	$2,500	$300
Fidelity Targeted Emerging Markets Factor ETF	$15,000	$—	$2,500	$300
Fidelity Targeted International Factor ETF	$15,000	$—	$2,500	$300

October 31, 2018 FeesA,B,C

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity International High Dividend ETF	$15,000	$—	$2,500	$—
Fidelity International Value Factor ETF	$15,000	$—	$2,500	$—
Fidelity Targeted Emerging Markets Factor ETF	$—	$—	$—	$—
Fidelity Targeted International Factor ETF	$—	$—	$—	$—

A	Amounts may reflect rounding.
B	Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF commenced operations on February 26, 2019.
C	Fidelity International High Dividend ETF and Fidelity International Value Factor ETF commenced operations on January 16, 2018.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	October 31, 2019A,B	October 31, 2018A,B,C
Audit-Related Fees	$290,000	$5,000
Tax Fees	$5,000	$5,000
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETFs’ commencement of operations.
C	May include amounts billed prior to the Fidelity International High Dividend ETF and Fidelity International Value Factor ETFs’ commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*        *        *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	October 31, 2019A,B	October 31, 2018A,B,C
Deloitte Entities	$585,000	$485,000

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETFs’ commencement of operations.
C	May include amounts billed prior to the Fidelity International High Dividend ETF and Fidelity International Value Factor ETFs’ commencement of operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of October 31, 2019, the members of the Audit Committee were Joseph Mauriello, Donald F. Donahue, Alan J. Lacy and Michael E. Wiley.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 26, 2019

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 26, 2019